OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£)
£ in Millions
		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Staff costs		£ 590	£ 596
Operational losses		48	42
Other administration expenses		533	503
Depreciation, amortisation and impairment		168	174
Total operating expenses before impairment losses, provisions and charges	[1]	£ 1,339	£ 1,315

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.